Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of intangible assets

	Website	Branding	Total
Cost
Balance - October 31, 2016	$-	$-	$-
Additions	29,405	9,968	39,373
Balance - October 31, 2017	29,405	9,968	39,373
Additions	41,971	2,392	44,363
Balance - October 31, 2018	$71,376	$12,360	$83,736

Accumulated Amortization
Balance - October 31, 2016	$-	$-	$-
Additions	-	-	-
Balance - October 31, 2017	-	-	-
Amortization for the period	15,862	2,900	18,762
Balance - October 31, 2018	$15,862	$2,900	$18,762

Net Book Value
As at October 31, 2017	$29,405	$9,968	$39,373
As at October 31, 2018	$55,514	$9,460	$64,974